Organization and Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries
As of September 30, 2020, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)	PRC	November 3, 2010	100%
iQIYI HK Limited (“QIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Film Group Limited	Cayman	May 26, 2017	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI New Media Science &Technology Co., Ltd. (“iQIYI New Media”)	PRC	July 27, 2017	100%
Skymoons Inc.	Cayman	Acquired on July 17, 2018	100%
Magic Prime Group Limited	BVI	Acquired on July 17, 2018	80%
Special (Hong Kong) Co., Ltd	Hong Kong	Acquired on July 17, 2018	80%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%
VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”; formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”)	PRC	December 31, 2014	Nil
Beijing iQIYI Intelligent Entertainment Technology Co., Ltd. (“Intelligent Entertainment”, formerly known as Beijing iQIYI Cinema Management Co., Ltd.)	PRC	June 28, 2017	Nil
Tianjin Skymoons Technology Co., Ltd. (“Tianjin Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Digital Entertainment Co., Ltd. (“Chengdu Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Interactive Network Game Co.,Ltd. (“Skymoons Interactive”)	PRC	Acquired on July 17, 2018	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss
The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	882,743	909,623	133,973
Short-term investments	169,565	228,179	33,607
Accounts receivable, net	2,839,945	2,750,509	405,106
Licensed copyrights, net	716,008	952,996	140,362
Prepayments and other assets	3,202,489	2,958,358	435,718

Total current assets	7,810,750	7,799,665	1,148,766

Non-current assets:
Fixed assets, net	856,116	726,666	107,026
Long-term investments	2,130,467	2,249,307	331,287
Licensed copyrights, net	1,640,582	1,157,843	170,532
Produced content, net	4,355,221	5,145,750	757,887
Operating lease assets	649,273	736,802	108,519
Goodwill	2,412,989	2,412,989	355,395
Others	1,552,160	986,015	145,225

Total non-current assets	13,596,808	13,415,372	1,975,871

Total assets	21,407,558	21,215,037	3,124,637

LIABILITIES
Current liabilities:
Accounts payable	4,193,022	3,920,413	577,414
Customer advances and deferred revenue	2,982,011	2,964,704	436,654
Long-term loans, current portion (i)	732,213	712,253	104,904
Operating lease liabilities, current portion	95,905	100,201	14,758
Accrued expenses and other liabilities	4,090,314	3,949,158	581,648

Total current liabilities	12,093,465	11,646,729	1,715,378
Non-current liabilities:
Long-term loans (i)	937,782	664,299	97,841
Operating lease liabilities	364,853	620,583	91,402
Others	630,195	528,030	77,770

Total non-current liabilities	1,932,830	1,812,912	267,013
Amounts due to the Company and its subsidiaries	13,583,317	15,618,372	2,300,338

Total liabilities	27,609,612	29,078,013	4,282,729

	Nine months ended September 30
	2019	2020	2020
	RMB	RMB	US$
Total revenues	20,116,714	20,351,564	2,997,461
Net loss	(1,943,153)	(1,940,779)	(285,846)
Net cash provided by operating activities	1,644,590	259,018	38,149
Net cash used for investing activities	(2,173,941)	(364,693)	(53,714)
Net cash provided by financing activities	586,135	152,753	22,498

(i)
In accordance with the arrangement as described in Note 7, the Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2019 and September 30, 2020, RMB424,000 (US$62,448) of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB527,000 (US$77,619) of the loan is included in “Long-term loans” in the carrying amounts of the liabilities of the VIEs and VIEs’ subsidiaries.